Note 13 - Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Provision at statutory rate, amount									$ 3,065	$ 4,651
Provision at statutory rate, percent									21.00%	34.00%
Tax-exempt income, amount									$ (622)	$ (1,045)
Tax-exempt income, percent									(4.30%)	(7.60%)
Nondeductible interest expense, amount									$ 27	$ 32
Nondeductible interest expense, percent									0.20%	0.20%
Nondeductible merger-related expense, amount										$ 43
Nondeductible merger-related expense, percent										0.30%
Stock-based compensation, amount									$ (37)	$ (50)
Stock-based compensation, percent									(0.30%)	(0.40%)
Change in effective corporate tax rate, amount										$ 401
Change in effective corporate tax rate, percent										2.90%
Other, amount									$ (271)	$ 190
Other, percent									(1.80%)	1.50%
Total provision	$ 560	$ 593	$ 481	$ 528	$ 1,687	$ 914	$ 885	$ 736	$ 2,162	$ 4,222
Actual tax expense and effective rate, percent									14.80%	30.90%